Segment Reporting (Details) - Schedule of sales of goods and services - USD ($)	3 Months Ended		12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021	Jan. 31, 2022	Jan. 31, 2021
Net sales
Sales of goods			$ 1,179,620	$ 737,519
Services			242,534	206,183
Net sales total			1,422,154	943,702
Gross profit
Sales of goods			595,087	290,456
Services			(40,777)	25,778
Gross profit total			554,310	316,234
Operating expenses
Selling, general and administrative	$ 768,551	$ 551,942	4,022,824	2,912,269
Research and development	$ 117,814		411,383
Goodwill impairment			2,180,836
Operating expenses total			6,615,043	2,912,269
Non-Operating expenses
Interest expense		$ (4,315)	(118,421)	(280,686)
Other income (expense)			53,028	(56,197)
Non-Operating expenses total			(65,393)	(336,883)
Net loss before income taxes			(6,126,126)	(2,932,828)
Depreciation and Amortization
Sale of goods			220,524	87,921
Services			88,217	72,187
Depreciation and Amortization total			$ 308,741	$ 160,108